Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table for the Three Completed Fiscal Years ended December 31, 2025

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for each of our principal executive officers (“PEOs”) and Non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year (a)	Summary Compensation Table Total For PEO		Compensation Actually Paid to PEO(4)		Average Summary Compensation Table Total for Non-PEO NEOs (d) ($)	Average Compensation Actually Paid to Non-PEO NEOs(5) (e) ($)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return(3) (f) ($)	Net Income (g) ($)
	Chen(1) (b) ($)	Li(2) (b) ($)	Chen(1) (c) ($)	Li(2) (c) ($)
2025	255,000	400,000	449,587	407,349	285,000	289,800	37.30	(34,623,504)
2024	1,579,200	—	1,465,201	—	312,034	308,262	75.24	(22,576,017)
2023	421,607	—	417,693	—	220,963	215,763	100.95	(3,595,361)

____________

(1)      On February 18, 2022, the Board appointed Ms. Yinghua Chen as the President and Secretary of the Company. On September 6, 2022, Ms. Chen was promoted to the Company’s President and Chief Executive Officer with an increase in base salary from $275,000 to $300,000. Ms. Chen ceased to serve as the Company’s Chief Executive Officer on June 24, 2025, and accordingly served as a PEO for only a portion of the 2025 fiscal year. The amounts reported for Ms. Chen for 2025 reflect her total compensation for the full fiscal year, including compensation earned after she ceased to be a PEO.

(2)      On April 30, 2024, the Board appointed Mr. Yangyang Li as the President of the Company. On June 24, 2025, Mr. Li was promoted to the Company’s Chief Executive Officer while continuing to serve as President and Chairman of the Board. The amounts reported for Mr. Li for 2025 reflect his total compensation for the full fiscal year, including compensation earned prior to his becoming a PEO in June 2025.

(3)      Cumulative total stockholder return (“TSR”) assumes $100 was invested on the last trading day in the year ended December 31, 2022 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. On the last trading day in the years ended December 31, 2025, 2024, 2023 and 2022, the per share closing prices for our common stock were $0.39, $0.79, $1.06 and $1.05, respectively. No dividends were paid on share or option awards for all periods presented.

(4)      The following table reflects the adjustment from the Summary Compensation Table (“SCT”) to “compensation actually paid” (“CAP”) for each of our PEOs:

PEO SCT Total to CAP Reconciliation

	2025		2024	2023
	Li	Chen	Chen	Chen
Summary Compensation Table Total	$400,000	$255,000	$1,579,200	$421,607
Deduction for SCT “Stock Awards” column value	—	—	(1,279,200)	—
Deduction for SCT “Option Awards” column value	—	—	—	—
Total Deductions from SCT	—	—	(1,279,200)	—
Change in fair value of equity awards granted in any prior fiscal year that vested at the end of or during the covered fiscal year	7,349	194,587	(2,430)	(2,537)
Change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	(7,019)	(1,377)
Fair value of equity awards that are granted and vest during the covered fiscal year as of the vesting date	—	—	688,800	—
Fair value, as of the end of the covered fiscal year, of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the year	—	—	485,850	—
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year	—	—	—	—
	2025		2024	2023
	Li	Chen	Chen	Chen
Dollar value of dividends or other earnings paid on stock or option awards in the prior fiscal year that were forfeited during the covered fiscal year	—	—	—	—
Total Adjustments	7,349	194,587	1,165,201	(3,914)
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$407,349	$449,587	$1,465,201	$417,693

(5)      The following table reflects the average adjustment from the Summary Compensation Table to “compensation actually paid” for our non-PEO NEOs:

Average Non-PEO NEO SCT Total to CAP Reconciliation

	2025	2024	2023
Summary Compensation Table Total	$285,000	$312,034	$220,963
Deduction for SCT “Stock Awards” column value	—	(31,200)	—
Deduction for SCT “Option Awards” column value	—	—	—
Total Deductions from SCT	—	(31,200)	—
Change in fair value of equity awards granted in any prior fiscal year that vested at the end of or during the covered fiscal year	2,400	251	—
Change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	(1,473)	—
Fair value of equity awards that are granted and vest during the covered fiscal year as of the vesting date	—	—	—
Fair value, as of the end of the covered fiscal year, of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the year	—	11,850	—
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year	—	—	(5,200)
Dollar value of dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date	—	—	—
Total Adjustments	2,400	27,429	(5,200)
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$289,800	$308,262	$215,763

Named Executive Officers, Footnote		On February 18, 2022, the Board appointed Ms. Yinghua Chen as the President and Secretary of the Company. On September 6, 2022, Ms. Chen was promoted to the Company’s President and Chief Executive Officer with an increase in base salary from $275,000 to $300,000. Ms. Chen ceased to serve as the Company’s Chief Executive Officer on June 24, 2025, and accordingly served as a PEO for only a portion of the 2025 fiscal year. The amounts reported for Ms. Chen for 2025 reflect her total compensation for the full fiscal year, including compensation earned after she ceased to be a PEO.
PEO Total Compensation Amount	[1]	$ 37.3	$ 75.24	$ 100.95
Adjustment To PEO Compensation, Footnote

(4)      The following table reflects the adjustment from the Summary Compensation Table (“SCT”) to “compensation actually paid” (“CAP”) for each of our PEOs:

PEO SCT Total to CAP Reconciliation

	2025		2024	2023
	Li	Chen	Chen	Chen
Summary Compensation Table Total	$400,000	$255,000	$1,579,200	$421,607
Deduction for SCT “Stock Awards” column value	—	—	(1,279,200)	—
Deduction for SCT “Option Awards” column value	—	—	—	—
Total Deductions from SCT	—	—	(1,279,200)	—
Change in fair value of equity awards granted in any prior fiscal year that vested at the end of or during the covered fiscal year	7,349	194,587	(2,430)	(2,537)
Change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	(7,019)	(1,377)
Fair value of equity awards that are granted and vest during the covered fiscal year as of the vesting date	—	—	688,800	—
Fair value, as of the end of the covered fiscal year, of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the year	—	—	485,850	—
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year	—	—	—	—
	2025		2024	2023
	Li	Chen	Chen	Chen
Dollar value of dividends or other earnings paid on stock or option awards in the prior fiscal year that were forfeited during the covered fiscal year	—	—	—	—
Total Adjustments	7,349	194,587	1,165,201	(3,914)
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$407,349	$449,587	$1,465,201	$417,693

Non-PEO NEO Average Total Compensation Amount		$ 285,000	312,034	220,963
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 289,800	308,262	215,763
Adjustment to Non-PEO NEO Compensation Footnote

(5)      The following table reflects the average adjustment from the Summary Compensation Table to “compensation actually paid” for our non-PEO NEOs:

Average Non-PEO NEO SCT Total to CAP Reconciliation

	2025	2024	2023
Summary Compensation Table Total	$285,000	$312,034	$220,963
Deduction for SCT “Stock Awards” column value	—	(31,200)	—
Deduction for SCT “Option Awards” column value	—	—	—
Total Deductions from SCT	—	(31,200)	—
Change in fair value of equity awards granted in any prior fiscal year that vested at the end of or during the covered fiscal year	2,400	251	—
Change in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	(1,473)	—
Fair value of equity awards that are granted and vest during the covered fiscal year as of the vesting date	—	—	—
Fair value, as of the end of the covered fiscal year, of awards granted during the covered fiscal year that are outstanding and unvested as of the end of the year	—	11,850	—
Fair value at the end of the prior fiscal year of equity awards granted in a prior fiscal year that were forfeited during the covered fiscal year	—	—	(5,200)
Dollar value of dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date	—	—	—
Total Adjustments	2,400	27,429	(5,200)
Compensation Actually Paid (SCT minus deductions plus total adjustments)	$289,800	$308,262	$215,763

Compensation Actually Paid vs. Total Shareholder Return

Relationship between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Total Shareholder Return (“TSR”).

From December 31, 2023 to December 31, 2024, the Company’s TSR decreased 25% from $100.95 to $75.24, compared to a 251% increase in the year-over-year compensation actually paid to our PEO and a 43% increase in the average compensation actually paid to the Non-PEO NEOs.

From December 31, 2024 to December 31, 2025, the Company’s TSR decreased 50% from $75.24 to $37.30, compared to a 69% decrease (measured by payment to Ms. Chen) or 72% decrease (measured by payment to Mr. Li) in the year-over-year compensation actually paid to our PEO and a 6% decrease in the average compensation actually paid to the Non-PEO NEOs.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Specified Financial Measures

Relationship between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income.

From 2023 to 2024, the compensation actually paid to our PEO increased by 251% and the average compensation actually paid to the Non-PEO NEOs increased by 43%, compared to a 528% increase in our net loss over the same time period.

From 2024 to 2025, the compensation actually paid to our PEO decreased by 69% (measured by payment to Ms. Chen) or 72% (measured by payment to Mr. Li) and the average compensation actually paid to the Non-PEO NEOs decreased by 6%, compared to a 53% increase in our net loss over the same time period. Net income or loss included in the Pay Versus Performance table is calculated in accordance with GAAP.

Net Income (Loss)		$ (34,623,504)	(22,576,017)	(3,595,361)
PEO Name		Ms. Chen
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Li [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[3]	400,000
PEO Actually Paid Compensation Amount	[3]	407,349
Adjustment to Compensation, Amount
Li [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,349
Li [Member] | Deduction for SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Li [Member] | Deduction for SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Li [Member] | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Li [Member] | Fair Value of Equity Awards that are Granted and Vest During the Covered Fiscal Year as of the Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Li [Member] | Fair Value, as of the End of the Covered Fiscal Year, of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the End of the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Li [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards Granted in a Prior Fiscal Year that were Forfeited During the Covered fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Chen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[4]	255,000	1,579,200	421,607
PEO Actually Paid Compensation Amount	[4]	449,587	1,465,201	417,693
Adjustment to Compensation, Amount
Chen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,019)	(1,377)
Chen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		194,587	(2,430)	(2,537)
Chen [Member] | Deduction for SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,279,200)
Chen [Member] | Deduction for SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Chen [Member] | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,279,200)
Chen [Member] | Fair Value of Equity Awards that are Granted and Vest During the Covered Fiscal Year as of the Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			688,800
Chen [Member] | Fair Value, as of the End of the Covered Fiscal Year, of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the End of the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			485,850
Chen [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards Granted in a Prior Fiscal Year that were Forfeited During the Covered fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Li [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,349
PEO | Chen [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		194,587	1,165,201	(3,914)
PEO | Chen [Member] | Deduction for SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,400	27,429	(5,200)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,473)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,400	251	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduction for SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(31,200)
Non-PEO NEO | Deduction for SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(31,200)
Non-PEO NEO | Fair Value, as of the End of the Covered Fiscal Year, of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the End of the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,850
Non-PEO NEO | Dollar Value of Dividends or Other Earnings Paid on Stock or Option Awards in the Covered Fiscal Year Prior to the Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	Cumulative total stockholder return (“TSR”) assumes $100 was invested on the last trading day in the year ended December 31, 2022 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. On the last trading day in the years ended December 31, 2025, 2024, 2023 and 2022, the per share closing prices for our common stock were $0.39, $0.79, $1.06 and $1.05, respectively. No dividends were paid on share or option awards for all periods presented.
[2]	The following table reflects the average adjustment from the Summary Compensation Table to “compensation actually paid” for our non-PEO NEOs:
[3]	On April 30, 2024, the Board appointed Mr. Yangyang Li as the President of the Company. On June 24, 2025, Mr. Li was promoted to the Company’s Chief Executive Officer while continuing to serve as President and Chairman of the Board. The amounts reported for Mr. Li for 2025 reflect his total compensation for the full fiscal year, including compensation earned prior to his becoming a PEO in June 2025.
[4]	On February 18, 2022, the Board appointed Ms. Yinghua Chen as the President and Secretary of the Company. On September 6, 2022, Ms. Chen was promoted to the Company’s President and Chief Executive Officer with an increase in base salary from $275,000 to $300,000. Ms. Chen ceased to serve as the Company’s Chief Executive Officer on June 24, 2025, and accordingly served as a PEO for only a portion of the 2025 fiscal year. The amounts reported for Ms. Chen for 2025 reflect her total compensation for the full fiscal year, including compensation earned after she ceased to be a PEO.